INVENTORIES	12 Months Ended
Dec. 31, 2025
Schedule Of Inventories
INVENTORIES

NOTE 10 — INVENTORIES

As of December 31, 2025, and 2024 inventories consist of:

	As of December 31,
	2025	2024
Movie production	$467,230	$467,230
Food and beverage	90,846	-
Consumable	50,779	-
Merchandise	73,720	-
	$682,575	$467,230

During the year ended 31 December 2025 US$268,399 (2024: US$219,662) was recognised as cost of revenue.